Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2013
Emerald Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERALD GROWTH FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional, in the section “BUYING, EXCHANGING AND REDEEMING SHARES” at page 18 of the prospectus and the section “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 32 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you sell (redeem) your Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge (“CDSC”) of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less. For example, if you purchased $10,000 worth of shares, which due to market fluctuation have appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase. If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund typically invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

The Fund utilizes a fundamental approach to choosing securities: the research staff of Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), conducts company-specific research analysis to identify companies whose earnings growth rate exceeds that of their peer group. Companies with perceived leadership positions and competitive advantages in niche markets that do not receive significant coverage from other institutional investors are favored.

		The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Equity Securities: The risks associated with investing in equity securities of companies include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Portfolio Turnover: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Liquidity Risk: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume, and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Real Estate Securities and REITs: Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants. REITs may not be diversified and are subject to heavy cash flow dependency and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Restricted and Illiquid Securities: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized non-U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. If a security is illiquid, the Fund may not be able to sell the security at a time and/or price at which the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity.

Securities Issued By Other Investment Companies: The Fund may invest in shares of other investment companies, including, but not limited to, other mutual funds, money market funds, ETFs, HOLDRs, unit investment trusts, and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Managed Portfolio Risk: The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

		Please see “What are the Principal and Non-Principal Risks of Investing in Each Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A, Class C and Institutional Class shares for periods prior to March 16, 2012 reflects the performance of the Forward Growth Fund’s Class A, Class C and Institutional Class shares as a result of a prior reorganization of the Forward Growth Fund’s Class A, Class C and Institutional Class shares into the Fund’s Class A, Class C and Institutional Class shares, without the effect of any fee and expense limitations or waivers. If Class A, Class C and Institutional shares of the Fund had been available during periods prior to March 16, 2012, the performance shown may have been different.

		The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.emeraldmutualfunds.com or by calling 1-855-828-9909.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-828-9909
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emeraldmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Returns – Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter — June 30, 2003	23.46%
Worst Quarter — December 31, 2008	-25.77%
		The Fund’s Class A share year-to-date return as of June 30, 2013 was 20.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
Emerald Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of up to 0.50% may apply to Class A shares redeemed within the 12 months after a purchase in excess of $1 million.
1 YEAR	rr_ExpenseExampleYear01	600
3 YEARS	rr_ExpenseExampleYear03	883
5 YEARS	rr_ExpenseExampleYear05	1,186
10 YEARS	rr_ExpenseExampleYear10	2,044
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	600
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	883
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,186
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,044
2002	rr_AnnualReturn2002	(27.81%)
2003	rr_AnnualReturn2003	50.81%
2004	rr_AnnualReturn2004	4.14%
2005	rr_AnnualReturn2005	8.62%
2006	rr_AnnualReturn2006	12.56%
2007	rr_AnnualReturn2007	1.97%
2008	rr_AnnualReturn2008	(36.91%)
2009	rr_AnnualReturn2009	33.04%
2010	rr_AnnualReturn2010	27.66%
2011	rr_AnnualReturn2011	(1.47%)
2012	rr_AnnualReturn2012	17.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992
Emerald Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.94%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
1 YEAR	rr_ExpenseExampleYear01	297
3 YEARS	rr_ExpenseExampleYear03	628
5 YEARS	rr_ExpenseExampleYear05	1,084
10 YEARS	rr_ExpenseExampleYear10	2,348
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	197
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	628
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,084
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	15.71%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000
Emerald Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
1 YEAR	rr_ExpenseExampleYear01	101
3 YEARS	rr_ExpenseExampleYear03	334
5 YEARS	rr_ExpenseExampleYear05	587
10 YEARS	rr_ExpenseExampleYear10	1,308
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	101
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	334
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	587
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,308
1 Year	rr_AverageAnnualReturnYear01	17.82%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2008
Emerald Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
1 YEAR	rr_ExpenseExampleYear01	136
3 YEARS	rr_ExpenseExampleYear03	443
5 YEARS	rr_ExpenseExampleYear05	773
10 YEARS	rr_ExpenseExampleYear10	1,703
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	136
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	443
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	773
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,703
1 Year	rr_AverageAnnualReturnYear01	17.43%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Emerald Growth Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.09%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992	[4]
Emerald Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.68%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992	[4]
Emerald Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1992
Emerald Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2000
Emerald Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	14.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2008
Emerald Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of up to 0.50% may apply to Class A shares redeemed within the 12 months after a purchase in excess of $1 million.
[2]	Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2014 in amounts necessary to limit the Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.29%, 1.94%, 0.99% and 1.34% respectively. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. The Adviser may not discontinue this waiver, prior to August 31, 2014, without the approval by the Fund’s Board of Trustees.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
[4]	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).